Operating Segment Information - Additional Information (Detail) € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€) Employees Facility	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Disclosure of operating segments [line items]
Number of employees | Employees	13,000
Revenue	€ 5,686	€ 5,237	€ 4,743
Information about major customers	No other single customer contributed 10% or more to the Group's revenue for 2018, 2017 and 2016.
P&ARP [member]
Disclosure of operating segments [line items]
Number of facilities | Facility	4
Number of employees | Employees	3,800
Revenue	€ 3,050	2,805	2,482
P&ARP [member] | Two largest customers [member]
Disclosure of operating segments [line items]
Revenue	€ 812	1,364	1,220
A&T [member]
Disclosure of operating segments [line items]
Number of facilities | Facility	6
Number of employees | Employees	4,000
Revenue	€ 1,339	1,301	1,279
AS&I [member]
Disclosure of operating segments [line items]
Number of facilities | Facility	16
Number of employees | Employees	4,500
Revenue	€ 1,287	€ 1,118	€ 993